INTANGIBLE ASSETS - Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 935,560	$ 487,876	$ 249,658
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization	295,239	165,383	116,307
Administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 640,321	$ 322,493	$ 133,351